Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplementary Cash Flow Information

Periods ended June 30	Quarter		Year-to-Date
($ millions)	2021	2020	2021	2020
Change in working capital
Accounts receivable and other current assets	91	69	42	107
Prepaid expenses	26	29	23	25
Inventories	(25)	(45)	—	(1)
Regulatory assets - current portion	—	14	(69)	28
Accounts payable and other current liabilities	(41)	14	(11)	(194)
Regulatory liabilities - current portion	(11)	(108)	(32)	(146)
	40	(27)	(47)	(181)

Non-cash investing and financing activities
Accrued capital expenditures	327	367	327	367
Common share dividends reinvested	87	10	176	18
Contributions in aid of construction	13	8	13	8